Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividend income	$ 7,535,859
Net appreciation in fair value of investments	26,386,349
Total investment income	33,922,208
Interest income on notes receivable from participants	173,593
Contributions:
Employer	6,854,413
Participants	10,660,577
Rollovers from other plans	4,348,866
Total contributions	21,863,856
Total additions	55,959,657
Deductions
Benefits paid to participants	16,540,435
Administrative expense	79,486
Total deductions	16,619,921
Net increase for the year	39,339,736
Net assets available for benefits:
Beginning of year	216,683,376
End of year	$ 256,023,112